CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance | ¥	¥ 18,235	¥ 8,296
Contract assets, allowance | ¥	153,435	350,686
Financing receivables, allowance | ¥	¥ 40,735	¥ 65,489
Ordinary shares:
Ordinary shares, authorized (in shares)	500,000,000	500,000,000
Ordinary shares, issued (in shares)	199,299,342	189,856,980
Ordinary shares, outstanding (in shares)	178,577,768	169,995,926
Treasury stock, issued (in shares)	2,161,574	1,301,054